Operating Segments - Summary of Revenue Derived from Sale of Goods (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue from sales and services, net of excise taxes	$ 11,755,056	$ 12,309,755	$ 27,723,154	$ 22,131,395	$ 47,695,828	$ 34,261,647
Recognized at a Point in Time | Nutraceutical Products
Disaggregation of Revenue [Line Items]
Revenue from sales and services, net of excise taxes	3,177,413	4,040,553	8,303,527	7,241,221	13,622,744	12,183,362
Recognized at a Point in Time | Cannabis and Hemp Products
Disaggregation of Revenue [Line Items]
Revenue from sales and services, net of excise taxes	17,357	1,203,486	2,717,327	2,142,551	7,779,092	314,827
Recognized at a Point in Time | Food and Beverage Products
Disaggregation of Revenue [Line Items]
Revenue from sales and services, net of excise taxes	$ 8,560,286	7,031,337	$ 16,702,300	12,678,764	26,220,519	2,403,075
Recognized at a Point in Time | Innovation Products
Disaggregation of Revenue [Line Items]
Revenue from sales and services, net of excise taxes		$ 34,379		$ 68,859	$ 73,473	10,960,359
Recognized Over Time | Processing Services
Disaggregation of Revenue [Line Items]
Revenue from sales and services, net of excise taxes						$ 8,400,024